Consolidated balance sheets - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021
Assets
Cash and cash equivalents	€ 1,024,672	€ 1,481,655
Trade accounts and other receivables from unrelated parties	3,664,279	3,409,061
Accounts receivable from related parties	140,690	162,361
Inventories	2,278,859	2,038,014
Other current assets	996,402	876,151
Total current assets	8,104,902	7,967,242
Property, plant and equipment	4,409,959	4,235,027
Right-of-use assets	4,449,675	4,316,440
Intangible assets	1,553,792	1,459,393
Goodwill	15,590,676	14,361,577
Deferred taxes	310,097	315,360
Investment in equity method investees	734,734	786,905
Other non-current assets	915,891	924,614
Total non-current assets	27,964,824	26,399,316
Total assets	36,069,726	34,366,558
Liabilities
Accounts payable to unrelated parties	837,016	736,069
Accounts payable to related parties	101,772	121,457
Current provisions and other current liabilities	3,596,744	3,676,875
Short-term debt from unrelated parties	1,391,066	1,178,353
Short-term debt from related parties	23,000	77,500
Current portion of long-term debt	56,931	667,966
Current portion of lease liabilities from unrelated parties	682,874	639,947
Current portion of lease liabilities from related parties	21,966	21,631
Income tax liabilities	165,181	137,836
Total current liabilities	6,876,550	7,257,634
Long-term debt, less current portion	7,263,560	6,646,949
Lease liabilities from unrelated parties, less current portion	4,133,042	3,990,153
Lease liabilities from related parties, less current portion	86,696	97,650
Non-current provisions and other non-current liabilities	707,300	707,563
Pension liabilities	573,515	782,622
Income tax liabilities	42,039	36,498
Deferred taxes	936,291	868,452
Total non-current liabilities	13,742,443	13,129,887
Total liabilities	20,618,993	20,387,521
Shareholders' equity:
Ordinary shares, no par value, 1.00 nominal value, 362,370,124 shares authorized, 293,027,279 issued and outstanding as of March 31, 2022 (December 31, 2021: 293,004,339)	293,413	293,004
Additional paid-in capital	2,919,907	2,891,276
Retained earnings	10,801,627	10,826,140
Accumulated other comprehensive income (loss)	34,262	(1,311,637)
Total FMC-AG & Co. KGaA shareholders' equity	14,049,209	12,698,783
Noncontrolling interests	1,401,524	1,280,254
Total equity	15,450,733	13,979,037
Total liabilities and equity	€ 36,069,726	€ 34,366,558